Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 30,887	$ 125,595
Trade receivables	701	1,038
Other assets	4,512	3,225
Short-term prepaid expenses	12,921	3,202
Taxes receivable	12,142
Digital assets	4,635	66,031
Digital assets - pledged as collateral	2,070	86,825
Assets held for sale	1,220	1,211
Total current assets	69,088	287,127
Non-current
Property, plant and equipment	219,428	136,850
Right-of-use assets	16,364	9,397
Long-term deposits, equipment prepayments and other	38,185	86,681
Intangible assets	33	1,681
Goodwill		16,955
Deferred tax asset		3,896
Total assets	343,098	542,587
Current
Trade payables and accrued liabilities	20,541	14,480
Current portion of long-term debt	43,054	10,257
Current portion of lease liabilities	3,649	4,346
Credit facility		60,002
Taxes payable		12,093
Total current liabilities	67,244	101,178
Non-current
Long-term debt	4,093	910
Lease liabilities	14,215	9,227
Asset retirement provision	1,979	239
Deferred tax liability		8,451
Total liabilities	87,531	120,005
Shareholders’ equity
Share capital	429,120	378,893
Contributed surplus	65,512	43,704
Accumulated deficit	(239,065)	(15)
Total equity	255,567	422,582
Total liabilities and equity	$ 343,098	$ 542,587